NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	1,848,488	2,502,652	2,502,652	2,502,538
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			10 years
Preferred Stock [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Total	2,652	2,652	2,650	2,538
Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Total	1,845,836	2,500,000	2,500,000	2,500,000